Property, Plant And Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment

The Company’s property, plant and equipment consisted of the following as of:

	September 30, 2025	December 31, 2024
Gross Amount
Computer & peripheral	436,675	290,724
Furniture	335,516	175,538
Leasehold improvement	735,402	254,468
Office equipment	406,181	156,579
Pay Per Use Systems	4,821,194	3,374,228
Plant and machinery	555,490	377,121
Server & networking	40,828	34,926
Vehicles	687,768	191,961
Demo system	1,548,645	1,128,305
Capital work in progress	-	47,592
Accumulated depreciation	(1,317,974)	(645,487)
Total	8,249,725	5,385,955

The Company’s property, plant and equipment consisted of the following:

	December 31, 2024	December 31, 2023
Gross Amount
Computer & peripheral	290,724	180,009
Furniture	175,538	175,707
Leasehold improvement	254,468	154,651
Office equipment	156,579	103,371
Pay Per Use Systems	3,374,228	-
Plant and machinery	377,121	128,498
R & D equipment	-	90,434
Server & networking	34,926	21,999
Vehicles	191,961	183,577
Demo system	1,128,305	-
Capital work in progress	47,592	-
Accumulated depreciation	(645,487)	(331,841)
Total	5,385,955	706,405